SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease - right-of-use assets	$ 1,488,258	$ 2,074,115	$ 573,874
Finance leases as a component of property and equipment, net of accumulated depreciation of $18,136	18,278	25,390
Current portion of operating leases	860,528	794,938	321,389
Current portion of finance leases	7,421	2,546	14,953
Operating lease liabilities, net of current portion	685,304	1,334,010	322,263
Finance leases, net of current portion	$ 12,592		$ 2,550